Shareholders' Equity - Summary of Stock Options Activity (Detail)	12 Months Ended
	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)
Stockholders' Equity Note [Abstract]
Outstanding Options				$ 856,767
Weighted Average Exercise Price (USD)				2.98
Outstanding Options, Granted				$ 25,000
Outstanding Options, Expired				(1,767)
Outstanding Options				$ 880,000
Outstanding Options, Cancelled			$ (12,000)
Outstanding Options			$ 868,000
Outstanding Options, Expired	$ (10,000)
Outstanding Options, Cancelled	(189,000)
Options exercisable, February 28, 2018	669,000
Options vested and expected to vest	$ 669,000
Weighted Average Exercise Price (USD)			6.91
Weighted Average Exercise Price (USD)			2.94
Weighted Average Exercise Price (USD)	15.75	15.75		3.69
Weighted Average Exercise Price (USD)	3.20	3.20
Weighted Average Exercise Price (USD)				5.35
Weighted Average Exercise Price (USD)		$ 2.68
Weighted Average Exercise Price (USD)				2.99
Weighted Average Exercise Price (USD)	2.68	2.68